Related Party Transaction (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Related Party Transaction

13. RELATED PARTY TRANSACTION

Related parties include stockholders and the entities in which either the Company or the stockholder has an investment. The Company’s transactions with related parties are carried out on normal commercial terms and in the ordinary course of the Company’s business.

During the year ended December 31, 2012, the Company’s sales to a related entity owned by one of the stockholders amounted to $123,523.